STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Preferred Stock [Member]	Dec. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Apr. 23, 2014 Preferred Stock [Member] Subsequent Event	Dec. 31, 2012 Common Stock
Class of Stock [Line Items]
Common stock, par value (in USD per share)	$ 2.50	$ 2.50	$ 2.50
Cumulative dividends paid on Series A Convertible Exchangeable Preferred Stock (in USD per share)				$ 2.125	$ 2.125
Preferred Stock, Redemption value					$ 100.00
Cumulative dividends paid on Series A Convertible Exchangeable Preferred Stock	$ 19.9
Conversion of Stock, Shares Converted				38,737		169	7,830
Conversion of Stock, Shares Issued								1,152